WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
WARRANTS [Abstract]
WARRANTS

6. WARRANTS

At June 30, 2016, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2016	2,002,718	$3.50
Granted	7,950,000	0.17
Exercised	-	-
Expired	(250,000)	$4.00
Balance outstanding and exercisable at June 30, 2016	9,702,718	$0.55

Warrants issued in equity financing

In May 2016, the Company entered into a securities purchase agreement with the purchasers identified therein providing for the issuance and sale by the Company to the purchasers, in a private placement, of an aggregate of 2,650,000 and Warrants to purchase up to an aggregate of 7,950,000 shares of the Company’s common stock.  The Warrants have an exercise price of $0.17 per share and originally expired November 4, 2016.  On August 16, 2016, the Company and the purchasers extended the warrant expiration date to February 4, 2017.  The change in the fair value of the warrants due to this modification was estimated to be approximately $194,000 and will be expensed on the date modified.

Warrants issued to employees

On August 25, 2014, we entered into employment agreements with two new employees, pursuant to which, these employees became entitled to receive warrants to purchase an aggregate of 440,000 shares of the Company’s common stock as discussed in Note 8. These warrants have an exercise price of $3.00, and a term of ten years from issue date. Vesting terms of these warrants are as follows: (i) warrants to purchase 80,000 shares of common stock vested immediately at their grant date with a fair value of $201,680, which was recorded as an expense during the year ended March 31, 2015, (ii) warrants to purchase 200,000 shares of common stock have vesting terms ranging from one year to three years with a fair value of $504,204 upon grant date, which is being amortized over their vesting terms, of which $35,014 were recorded as an expense during the three months ended June 30, 2016, and (iii) warrants to purchase 160,000 shares of common stock vest upon achievement of certain milestones under the distribution agreement (See Note 8). The remaining unamortized  cost of the outstanding warrants at June 30, 2016 was approximately $21,000.

The aggregate intrinsic value of all of the outstanding and exercisable warrants at June 30, 2016 and March 31, 2016 was approximately $2,623,500 and $0, respectively.

Cash received in advance of exercise of warrants

During the three months ended June 30, 2016, the Company received $100,000 of proceeds from holders of warrants to acquire 588,236 shares of common stock.  As of June 30, 2016, the Company has not yet received the notice of exercise from the holders, and therefore, had not issued the shares of stock and had reflected the $100,000 proceeds received as common stock issuable in the Company’s condensed statement of stockholders’ deficit herein.

7. WARRANTS

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2015 and 2016 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2014	772,717	$4.10
Granted	807,648	3.70
Exercised	(367,647)	4.00
Cancelled	-	-
Balance outstanding at March 31, 2015	1,212,718	$3.90
Granted	1,290,000	3.40
Exercised	-	-
Expired	(500,000)	3.50
Balance outstanding at March 31, 2016	2,002,718	$3.50
Balance exercisable at March 31, 2016	2,002,718	$3.50

On September 9, 2014, we offered the holders of 367,647 warrants the right to exercise all of those warrants, for an aggregate of 367,647 shares of our common stock, based on the terms of an early exercise offer wherein such warrants became exercisable at a reduced exercise price of $4.00 per share and new warrants would be issued to such investors, so long as the exercise thereof occurred on or before September 10, 2014. All purchasers acted on the early exercise offer and we issued 367,647 shares of our common stock for net proceeds to us of $1,470,589. We determined that the modification of the exercise price of the warrants from $4.20 per share to $4.00 per share should be recorded as a cost to induce the exercise of the warrants. As such, we recognized the difference of $21,218 between the fair value of the warrants before and after the modification as a cost in the accompanying statements of operations for the year ended March 31, 2015.

In conjunction with the early exercise offer, we issued to the warrant holders who acted on such offer new, replacement warrants to purchase an additional 367,647 shares of our common stock. The terms and conditions of the replacement warrants are the same as the terms of the originally issued warrants, except that: (a) the initial exercise date is September 10, 2014 rather than June 28, 2013; (b) the replacement warrants have an exercise term of five years rather than nine months; (c) the exercise price of the replacement warrants is $4.50 per share (subject to anti-dilution and other adjustments as described below and a floor exercise price of $2.00 per share); and (d) the replacement warrants and the shares of common stock underlying such warrants are not registered under the Securities Act and are restricted securities. The new warrants are exercisable immediately upon issuance. These replacement warrants also provide for the adjustment of the exercise price and/or number of shares issuable upon exercise thereof in connection with stock dividends and splits, subsequent rights offerings, pro rata distributions to the Company’s common stockholders and subsequent equity sales by the Company at an effective price lower than the then-current exercise price of the replacement warrants. We determined that the fair value of these replacement warrants at their issue date of $940,549 was recorded as a cost to induce the exercise of the originally issued nine-month warrants in the accompanying statements of operations for the year ended March 31, 2015.

In May 2015, the Company granted 500,000 Series A warrants, 500,000 Series B warrants and 250,000 Series C warrants in connection with an offering of the Company’s common stock for cash. Each Series A Warrant has an exercise price of $4.50 per share, was immediately exercisable, and expires on the five year anniversary of the date of issuance.  Each Series B Warrant has an exercise price of $3.50 per share, was immediately exercisable, and expired on the nine month anniversary of the date of issuance.  Each Series C Warrant has an exercise price of $4.00 per share, was immediately exercisable, and will expire on the one year anniversary of the date of issuance.  The Company also issued Placement Agent Warrants to purchase up to 40,000 shares of the Company’s common stock to H.C. Wainwright.  The Placement Agent Warrants have an exercise price of $3.75 per share, a term of 5 years, and are exercisable immediately.

The exercise price of the Series A Warrants granted to the purchasers of the Offering includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants, provided that the exercise price shall not be reduced to less than $2.00 per share.   Additionally, all of the Warrants granted to the purchasers of the Offering and to the placement agent are subject to provision for certain fundamental transactions.  In consideration of applicable guidance, the Company has determined that none of the warrants are considered indexed to the Company’s own stock, since the exercise prices of the warrants are subject to fluctuation based on the occurrence of future offerings or events and are not a fixed amount, and therefore characterizes the fair value of these warrants as derivative liabilities (See Note 3).

In consideration of applicable guidance, the Company has determined that the warrants are not considered indexed to the Company’s own stock, since the exercise prices of the warrants are subject to fluctuation based on the occurrence of future offerings or events and are not a fixed amount, and therefore characterized the fair value of these warrants of $401,127 as a derivative liability upon issuance (See Note 4).

Warrants issued to employees

On August 25, 2014, we entered into employment agreements with two new employees, pursuant to which, these employees became entitled to receive warrants to purchase an aggregate of 440,000 shares of the Company’s common stock. These warrants have an exercise price of $3.00, and a term of ten years from issue date. Vesting terms of these warrants are as follows: (i) warrants to purchase 80,000 shares of common stock vested immediately at their grant date, (ii) warrants to purchase 200,000 shares of common stock have vesting terms ranging from one year to three years, and (iii) warrants to purchase 160,000 shares of common stock vest upon achievement of certain milestones under the distribution agreement (See Note 9). During the years ended March 31, 2016 and 2015, we expensed total stock-based compensation related to the vesting of these warrants of $182,072 and $432,772, respectively and the remaining unamortized cost of the outstanding warrants at March 31, 2016 was $91,036.

The aggregate intrinsic value of all of the outstanding and exercisable warrants at March 31, 2016 was $0.